ALPHAONE MICRO CAP EQUITY FUND (Prospectus Summary) | ALPHAONE MICRO CAP EQUITY FUND
ALPHAONE MICRO CAP EQUITY FUND
INVESTMENT OBJECTIVE
The investment objective of the AlphaOne Micro Cap Equity Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees ALPHAONE MICRO CAP EQUITY FUND	I CLASS SHARES	INVESTOR CLASS SHARES	R CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses ALPHAONE MICRO CAP EQUITY FUND		I CLASS SHARES	INVESTOR CLASS SHARES	R CLASS SHARES
Management Fees		1.00%	1.00%	1.00%
12b-1 Fees		none	0.25%	0.25%
Shareholder Servicing Fees		none	none	0.25%
Other Operating Expenses		40.19%	40.34%	40.19%
Total Other Expenses		40.19%	40.34%	40.44%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	41.20%	41.60%	41.70%
Less Fee Reductions and/or Expense Reimbursements		(39.69%)	(39.84%)	(39.69%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.51%	1.76%	2.01%
[1]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[2]	AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's average daily net assets until March 1, 2013. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three- year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 1, 2013.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ALPHAONE MICRO CAP EQUITY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
I CLASS SHARES	154	5,874	8,202	9,631
INVESTOR CLASS SHARES	179	5,912	8,217	9,607
R CLASS SHARES	204	5,930	8,225	9,603

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of operations (March 31,
2011) through the end of its most recent fiscal year, the Fund's portfolio turnover was 37% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing the Fund's objective, AlphaOne Investment Services, LLC (the
"Adviser") strives to build a portfolio with a risk profile less than that of the Russell 2000 Index that is comprised of both "value" and "growth" stocks.
Value stocks are those the Adviser may deem to be priced cheaply relative to certain financial measures of worth. Growth stocks are those the Adviser may believe have above average prospects for economic growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of micro-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this 80% test, equity securities include securities convertible into equity securities.  The Fund considers micro-capitalization companies to be companies with market capitalizations equal to or less than one half of the weighted average market capitalization of the Russell 2000 Index at its annual rebalance. As of its most recent rebalance, June 27, 2011, one half of the weighted average market capitalization of the Russell 2000 Index was equal to
$650 million.

In selecting securities for the Fund's portfolio, the Adviser begins with an initial investment universe generated from a broad number of sources including but not limited to industry referrals, previous knowledge of the company and rigorous due diligence such as company visits. The Adviser then evaluates each identified stock for desirable growth and value characteristics such as: high return on equity and assets; free cash flow; revenues and earnings per share growth; high interest coverage; and low price-earnings and price-to-book ratios. This evaluation results in a focused list of stocks that the Adviser then subjects to a deeper fundamental analysis focusing on both specific company and stock characteristics.  In particular, the Adviser seeks companies displaying sustainable competitive advantage; strong management; long product cycles; and pricing flexibility. In addition, the Adviser also performs due diligence on individual companies, which may include meeting directly with company management teams, talking with competitors and suppliers, and utilizing sell side research as a gauge of internal research findings.  With respect to specific stock characteristics, the Adviser seeks high sustained return on investment; above average earnings per share growth; and attractive valuation.
The resulting portfolio is expected to include 40-70 positions. After constructing the Fund's portfolio, the Adviser will seek to mitigate risk through asset diversification and limits on individual position sizes, as well as the monitoring of absolute and relative sector weights.

In general, the Adviser will sell a security when it reaches a predetermined price target.  In addition, the Adviser has other sell disciplines in place, such as a fundamental change in a company's business, a change in the company's management or a failure by management to execute the business plan.  A sale may also occur if the Adviser identifies a more attractive investment opportunity or if a position size grows to more than 5% of the Fund's portfolio.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MICRO-CAPITALIZATION COMPANY RISK -- Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

GROWTH STYLE RISK -- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

VALUE STYLE RISK --Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.
PERFORMANCE INFORMATION
The Fund commenced operations on March 31, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.